Preferred Stock	12 Months Ended
Dec. 31, 2021
Preferred Stock [Abstract]
Preferred Stock

Note 18: Preferred Stock
We are authorized to issue 20 million shares of preferred stock and 4 million shares of preference stock, both without par value. Preferred shares outstanding rank senior to common shares both as to dividends and liquidation preference but have no general voting rights. We have not issued any preference shares under this authorization. If issued, preference shares would be limited to one vote per share. Table 18.1 summarizes information about our preferred stock including the Employee Stock Ownership Plan (ESOP) Cumulative Convertible Preferred Stock.
In January 2021, we issued $3.5 billion of our Preferred Stock, Series BB, and in February 2021, we issued $1.05 billion of our Preferred Stock, Series CC. In March 2021, we redeemed our Preferred Stock, Series I, Series P and Series W, and partially redeemed our Preferred Stock, Series N, for an aggregate cost of $4.5 billion. In June 2021, we redeemed the remaining outstanding shares of our Preferred Stock, Series N, for a cost of $350 million. In July 2021, we issued $1.25 billion of our Preferred Stock, Series DD. In September 2021, we redeemed our Preferred Stock, Series O and Series X, for an aggregate cost of $1.8 billion.
Table 18.1: Preferred Stock

	December 31, 2021				December 31, 2020
(in millions, except shares)	Shares authorized and designated	Shares issued and outstanding	Liquidation preference value	Carrying value	Shares authorized and designated	Shares issued and outstanding	Liquidation preference value	Carrying value
DEP Shares
Dividend Equalization Preferred Shares (DEP)	97,000	96,546	$—	—	97,000	96,546	$—	—
Series I (1)
Floating Class A Preferred Stock	—	—	—	—	25,010	25,010	2,501	2,501
Series L (2)
7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock	4,025,000	3,967,995	3,968	3,200	4,025,000	3,967,995	3,968	3,200
Series N (3)
5.20% Non-Cumulative Perpetual Class A Preferred Stock	—	—	—	—	30,000	30,000	750	750
Series O (3)
5.125% Non-Cumulative Perpetual Class A Preferred Stock	—	—	—	—	27,600	26,000	650	650
Series P (3)
5.25% Non-Cumulative Perpetual Class A Preferred Stock	—	—	—	—	26,400	25,000	625	625
Series Q
5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	69,000	69,000	1,725	1,725	69,000	69,000	1,725	1,725
Series R
6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	34,500	33,600	840	840	34,500	33,600	840	840
Series S
5.90% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	80,000	80,000	2,000	2,000	80,000	80,000	2,000	2,000
Series U
5.875% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	80,000	80,000	2,000	2,000	80,000	80,000	2,000	2,000
Series W (3)
5.70% Non-Cumulative Perpetual Class A Preferred Stock	—	—	—	—	40,000	40,000	1,000	1,000
Series X (3)
5.50% Non-Cumulative Perpetual Class A Preferred Stock	—	—	—	—	46,000	46,000	1,150	1,150
Series Y
5.625% Non-Cumulative Perpetual Class A Preferred Stock	27,600	27,600	690	690	27,600	27,600	690	690
Series Z
4.75% Non-Cumulative Perpetual Class A Preferred Stock	80,500	80,500	2,013	2,013	80,500	80,500	2,013	2,013
Series AA
4.70% Non-Cumulative Perpetual Class A Preferred Stock	46,800	46,800	1,170	1,170	46,800	46,800	1,170	1,170
Series BB
3.90% Fixed-Reset Non-Cumulative Perpetual Class A Preferred Stock	140,400	140,400	3,510	3,510	—	—	—	—
Series CC
4.375% Non-Cumulative Perpetual Class A Preferred Stock	46,000	42,000	1,050	1,050	—	—	—	—
Series DD
4.25% Non-Cumulative Perpetual Class A Preferred Stock	50,000	50,000	1,250	1,250	—	—	—	—
ESOP (4)
Cumulative Convertible Preferred Stock	609,434	609,434	609	609	822,242	822,242	822	822
Total	5,386,234	5,323,875	$20,825	20,057	5,557,652	5,496,293	$21,904	21,136
(1)This issuance has a floating interest rate that is the greater of three-month London Interbank Offered Rate (LIBOR) plus 0.93% and 5.56975%. In first quarter 2021, Preferred Stock, Series I, was redeemed. Prior to redemption, Preferred Stock, Series I, was related to trust preferred securities. See Note 8 (Securitizations and Variable Interest Entities) for additional information.
(2)Preferred Stock, Series L, may be converted at any time, at the option of the holder, into 6.3814 shares of our common stock, plus cash in lieu of fractional shares, subject to anti-dilution adjustments.
(3)In first quarter 2021, $400 million of Preferred Stock, Series N, was redeemed and Preferred Stock, Series P and Series W, were fully redeemed; in second quarter 2021, the remaining $350 million of Preferred Stock, Series N, was redeemed; in third quarter 2021, Preferred Stock, Series O and Series X, were fully redeemed.
(4)See the “ESOP Cumulative Convertible Preferred Stock” section in this Note for additional information about the liquidation preference for the ESOP Cumulative Convertible Preferred Stock.
ESOP CUMULATIVE CONVERTIBLE PREFERRED STOCK All shares of our ESOP Cumulative Convertible Preferred Stock (ESOP Preferred Stock) were issued to a trustee acting on behalf of the Wells Fargo & Company 401(k) Plan (the 401(k) Plan). Dividends on the ESOP Preferred Stock are cumulative from the date of initial issuance and are payable quarterly at annual rates based upon the year of issuance. Each share of ESOP Preferred Stock released from the unallocated reserve of the 401(k) Plan is converted into shares of our common stock based on the stated
value of the ESOP Preferred Stock and the then current market price of our common stock. The ESOP Preferred Stock is also convertible at the option of the holder at any time, unless previously redeemed. We have the option to redeem the ESOP Preferred Stock at any time, in whole or in part, at a redemption price per share equal to the higher of (a) $1,000 per share plus accrued and unpaid dividends or (b) the fair market value, as defined in the Certificates of Designation for the ESOP Preferred Stock.

Table 18.2: ESOP Preferred Stock

	Shares issued and outstanding		Carrying value		Adjustable dividend rate
(in millions, except shares)	Dec 31, 2021	Dec 31, 2020	Dec 31, 2021	Dec 31, 2020	Minimum	Maximum
ESOP Preferred Stock
$1,000 liquidation preference per share
2018	189,225	221,945	$189	222	7.00%	8.00%
2017	135,135	163,210	135	163	7.00	8.00
2016	128,380	162,450	128	162	9.30	10.30
2015	68,106	92,904	68	93	8.90	9.90
2014	62,420	99,151	63	99	8.70	9.70
2013	26,168	61,948	26	62	8.50	9.50
2012	—	20,634	—	21	10.00	11.00
Total ESOP Preferred Stock (1)	609,434	822,242	$609	822
Unearned ESOP shares (2)			$(646)	(875)
(1)At December 31, 2021 and 2020, additional paid-in capital included $37 million and $53 million, respectively, related to ESOP preferred stock.
(2)We recorded a corresponding charge to unearned ESOP shares in connection with the issuance of the ESOP Preferred Stock. The unearned ESOP shares are reduced as shares of the ESOP Preferred Stock are committed to be released.